CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 809		$ 959
Ordinary shares, par value per share		1		1
Ordinary shares, shares authorized	39,748,000	39,748,000	39,748,000	39,748,000
Ordinary shares, shares issued	16,147,522	16,147,522	16,098,022	16,098,022
Ordinary shares, shares outstanding	16,147,522	16,147,522	16,098,022	16,098,022